Loans	12 Months Ended
Dec. 31, 2025
Loans [Abstract]
LOANS

Note 12 — LOANS

Outstanding balances of loan consist of the following:

As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Short-term bank loans
Industrial Bank Co., Ltd. (b)	25,000,000	3,574,952	From April 15, 2026 to November 20, 2026	3.4% & 3.5%	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Logistics, and Qilekang Digital Health
Agricultural Bank of China(a)	3,000,000	428,994	January 21, 2026	3.15%	Co-borrower: Zhenyang Shi
Bank of Guangzhou	3,000,000	428,994	June 5, 2026	3.80%	Guarantee: Qilekang Modern Logistics, Zhenyang Shi and Li Xu
China Guangfa Bank	8,000,000	1,143,985	From September 21, 2026 to October 15, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu, and Qilekang Modern Logistics
Bank of Communications	6,000,000	857,989	August 11, 2026	3.20%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Digital Health
Industrial and Commercial Bank of China	3,000,000	428,994	November 30, 2026	3.11%	N/A
China CITIC Bank	5,000,000	714,991	December 22, 2026	4.00%	Guarantee: Qilekang Digital Health, Zhenyang Shi and Li Xu
Total	53,000,000	7,578,899

Long-term bank loans, current
Agricultural Bank of China. (c)	200,000	28,600	December 21, 2026	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang (e)	500,000	71,499	September 16, 2026	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai (d)	600,000	85,799	September 21, 2026	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Bank of Jiujiang (a)	2,400,000	343,195	March 15, 2026	4.95%	Guarantee: Qilekang Digital Health and Zhenyang Shi
Total	3,700,000	529,093
Long-term bank loans, noncurrent
Agricultural Bank of China	1,700,000	243,097	August 31, 2028	3.35%	Guarantee: Zhenyang Shi and Li Xu
Bank of Jiujiang	4,500,000	643,491	September 16, 2028	5.00%	Guarantee: Zhenyang Shi and Qilekang Modern Logistics
China Resource Bank of Zhuhai	4,800,000	686,391	October 18, 2027	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Logistics
Total	11,000,000	1,572,979
As of December 31, 2025	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Long-term loans, current
Xi’an Changtao Network Small Loan Co., Ltd.(f)	10,000,000	1,429,981	December 31, 2026	20.04%	Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong and five managements of the Group
(a)	The bank loans were fully repaid till the filing of this report.

(b)	The balance of RMB20 million as of December 31, 2025 was repaid till March 9 2026 and March 12, 2026.

(c)	The balance of RMB50 Thousand as of December 31, 2025 was repaid till March 23 2026.

(d)	The balance of RMB0.3 million as of December 31, 2025 was repaid till March 21 2026.

(e)	The balance of RMB0.25 million as of December 31, 2025 was repaid till March 16 2026.

(f)	The loan was renewed in 2025 with maturity date of December 31, 2026.

As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Short-term bank loans
Industrial Bank Co., Ltd.	18,000,000	From April 22, 2025 to June 24, 2025	From 3.8% to 3.90%	Guarantee: Zhenyang Shi, Li Xu, Wanmei Shi, Qilekang Modern Medicine, and Qilekang Digital Health
Shanghai Pudong Development Bank	10,000,000	March 04, 2025	4.90%	Co-borrower: Zhenyang Shi
Zhejiang Wangshang Bank Co., Ltd.	1,958,333	November 23, 2025 to December 23, 2025	From 8.62% to 10.80%	Guarantee: Wanmei Shi
China CITIC Bank	5,000,000	December 27, 2025	4.10%	Guarantee: Zhenyang Shi, Li Xu, Dazi Nuojin Enterprise Management Consulting Co., Limited, Tibet Huijian Management Consulting Partnership (Limited Partnership) (previously known as Dazi Jinnuo Huijian Investment Management Partnership Enterprise (Limited Partnership)) Collateral: Zhenyang Shi’s real estate
Total	34,958,333

Long-term bank loans, current	-
Bank of Jiujiang	300,000	March 15, 2025	5.40%	Guarantee: Qilekang Digital Health and Zhenyang Shi
As of December 31, 2024	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Long-term bank loans
Bank of Jiujiang	2,400,000	March 15, 2026	5.40%	Guarantee: Qilekang Digital Health and Zhenyang Shi
China Resource Bank of Zhuhai	6,000,000	October 18, 2027	3.85%	Guarantee: Zhenyang Shi, Li Xu and Qilekang Modern Mechine
Total	8,400,000

Long-term loans, current
Xi’an Changtao Network Small Loan Co., Ltd.	10,000,000	December 31, 2025	20.04%	Guaranteed by five related parties, including Zhenyang Shi, Li Xu, Guoji Luo, Wanmei Shi, Yongan Zhong, and five managements of the Group

Interest expenses of the bank loans and loans from other financial institutions for the years ended December 31, 2023, 2024 and 2025, amounted to RMB3,002,241, RMB3,632,425 and RMB3,940,362 (US$563,464) respectively.

As of December 31, 2025, the Group’s future obligations for loans from banks and other financial institutions, according to the terms of the loans are as follows:

For the Years ending December 31,	RMB	US$
2026	70,283,323	10,050,382
2027	5,865,377	838,738
2028	5,675,373	811,567
Total future loan payments	81,824,073	11,700,687
Less: imputed interest	4,124,073	589,735
Total bank loans and loans from other financial institutions	77,700,000	11,110,952